Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 441,650,000.00
Total Fee Amount	60,991.87
Total Offset Amount	0.00
Net Fee	$ 60,991.87
Offering Table N/A
Offset Table N/A	N/A